Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 59	$ 88
Revenue | Three customers | Customer Concentration Risk | ITC
Fair Value, Concentration Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	70.00%